Segment reporting - Geographical information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	€ 2,606.6	€ 2,515.9	€ 2,324.3
Non-current assets	598.8	479.2
Revenue	2,606.6	2,515.9	2,324.3
United Kingdom
Disclosure of geographical areas [line items]
Revenue	758.3	747.3	712.5
Non-current assets	139.6	132.1
Revenue	758.3	747.3	712.5
Italy
Disclosure of geographical areas [line items]
Revenue	417.9	426.3	394.1
Non-current assets	64.8	68.5
Revenue	417.9	426.3	394.1
Germany
Disclosure of geographical areas [line items]
Revenue	396.3	393.2	329.6
Non-current assets	140.0	135.5
Revenue	396.3	393.2	329.6
FRANCE
Disclosure of geographical areas [line items]
Revenue	188.6	203.8	176.6
Revenue	188.6	203.8	176.6
SWEDEN
Disclosure of geographical areas [line items]
Revenue	148.1	158.7	175.7
Non-current assets	29.8	28.5
Revenue	148.1	158.7	175.7
Austria
Disclosure of geographical areas [line items]
Revenue	129.3	127.9	108.2
Revenue	129.3	127.9	108.2
NORWAY
Disclosure of geographical areas [line items]
Revenue	121.7	115.6	120.4
Non-current assets	31.0	30.0
Revenue	121.7	115.6	120.4
Spain
Disclosure of geographical areas [line items]
Revenue	75.1	82.6	79.5
Revenue	75.1	82.6	79.5
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	371.3	260.5	227.7
Non-current assets	72.3	52.7
Revenue	371.3	260.5	€ 227.7
SERBIA
Disclosure of geographical areas [line items]
Non-current assets	48.5	0.0
CROATIA
Disclosure of geographical areas [line items]
Non-current assets	38.5	0.0
IRELAND
Disclosure of geographical areas [line items]
Non-current assets	€ 34.3	€ 31.9